REAL ESTATE INVESTMENTS Operating Lease (Details) (USD $)					6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 15, 2010 Facilities	Jun. 30, 2012 Minimum	Dec. 31, 2011 Minimum	Jun. 30, 2012 Maximum	Dec. 31, 2011 Maximum	Jun. 30, 2012 Operating Segments Facilities	Dec. 31, 2011 Operating Segments Facilities	Dec. 31, 2010 Operating Segments Facilities	Jun. 30, 2012 Operating Segments Sun Healthcare Group, Inc Facilities	Dec. 31, 2011 Operating Segments Sun Healthcare Group, Inc Facilities
Property Subject to or Available for Operating Lease
Operating Leases, Lease Expiration Period					9 years	9 years	22 years	23 years
Operating Leases, Weighted Average Lease Expiration Period	12 years	12 years
Security Deposit Liability		$ 700,000	$ 0
Number of Real Estate Properties				86					103	97	86	86	86
Future Minimum Payments Receivable
2012	50,633,000	94,632,000
2013	101,267,000	94,632,000
2014	101,267,000	94,632,000
2015	101,267,000	94,632,000
2016	101,267,000	94,632,000
Thereafter	711,325,000	643,085,000
Total	$ 1,167,026,000	$ 1,116,245,000